Note 10 - Margin Loan Payable	12 Months Ended
Nov. 30, 2023
Margin loan facility [member]
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
10.	Margin Loan Payable

On October 28, 2021, as amended on July 27, 2022, October 27, 2022, May 25, 2023 and June 21, 2023, the Company established a margin loan facility (the "Facility") for $13.4 million (US$10 million). The Facility: (i) was subject to an interest rate of 3-month USD Adjusted Term Secured Overnight Finance Rate ("SOFR") plus 5.65% per annum, with the unutilized portion of the Facility subject to a standby fee of 3.00% per annum; (ii) originally matured on the earlier of October 27, 2023 or an earlier repayment date in accordance with its terms; (iii) was secured by 20,700,000 shares of GRC owned by the Company; and (iv) was subject to customary loan-to-value and minimum share price requirements and conditions to drawdowns. The Company paid a one-time facility fee equal to 1.50% of the Facility. The Facility provided for a minimum outstanding advance of $9.4 million (US$7 million) and certain customary early repayment fees in the event that any portion of such minimum amount is repaid prior to maturity.

In February 2023, the Company and the lender modified the Facility, pursuant to which, among other things, the Company repaid $2.7 million (US$2.0 million) without incurring early prepayment fees and the Facility's margin and pricing requirements were amended in light of existing market conditions.

In May 2023, the Company and the lender modified the Facility, pursuant to which, among other things, the Company repaid $2.7 million (US$2.0 million) without incurring early prepayment fees and the Facility's margin and pricing requirements were further amended in light of existing market conditions.

In June 2023, the Facility was further amended and the Company repaid $1.5 million (US$1.2 million) without incurring early repayment fees. A further $1.5 million (US$1.2 million) repayment was made on July 28, 2023 and the Facility maturity date was revised to August 30, 2023. In addition, a one-time Facility amendment fee of $68 (US$50,000) was paid on August 29, 2023.

As of November 30, 2023, the Facility has been fully repaid, the outstanding principal is $nil (2022 - US$7.1 million, $9.5 million) and there are no remaining obligations. Additionally, the 20,700,000 GRC shares that were held as security for the Facility were released.

During the year ended November 30, 2023, the Company recorded a loss on modification of margin loan of $422, as a result of executing amendments to the Facility.

The following outlines the movement of the margin loan during the year ended November 30, 2023, and the year ended November 30, 2022:

	US$	$
Balance at November 30, 2021	9,767	12,482
Less: transaction costs and fees	(150)	(203)
Principal repayment	(2,882)	(3,696)
Interest expense	1,336	1,732
Interest paid	(877)	(1,131)
Gain on modification of margin loan	(615)	(834)
Unrealized foreign exchange loss	-	474
Balance at November 30, 2022	6,579	8,824
Less: transaction costs and fees	(54)	(73)
Principal repayment	(7,118)	(9,595)
Interest expense	931	1,254
Interest paid	(652)	(884)
Loss on modification of margin loan	314	422
Foreign exchange loss	-	52
Balance at November 30, 2023	-	-